Advances From Customers	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Advances From Customers [Abstract]
Advances From Customers [Text Block]
NOTE 8 – ADVANCES FROM CUSTOMERS

At March 31, 2012 and December 31, 2011, advances from customers consisted of the following:

	March 31, 2012	December 31, 2011
Guangxi Zhuang Autonomous Region National Liuzhou Grain Repository	$-	$7,468,113
Guangxi Food Development Co., Ltd.	20,435,080	20,495,860
Guangxi Grain Repository Co.	-	942,700
Others	154,948	159,072
Total	$20,590,028	$29,065,745

NOTE 9 – ADVANCES FROM CUSTOMERS

At December 31, 2011 and 2010, advances from customers consisted of the following:

	December 31, 2011	December 31, 2010
Guangxi Zhuang Autonomous Regin National Liuzhou Grain Repository	$7,468,113	$553,902
Nanning Grain Repository	-	7,251,012
Guangxi Food Development Co., Ltd.	20,495,860	-
Guangxi Grain Repository Co.	942,700	-
Others	159,072	152,744
Total	$29,065,745	7,957,658